Loan receivables, net - Loan portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables, gross	$ 7,693	$ 13,589
Installment loan to individual
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables, gross	2,617	207
Real estate backed loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables, gross	2,680	2,616
Commercial loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables, gross	896	9,267
Securities backed loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables, gross	$ 1,500	$ 1,499